Financial instruments and risk management - Contractual maturities of these financial liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments and risk management
Accounts payable and accrued liabilities	$ 147,205	$ 283,428
Lease liability	38,785	11,510	$ 77,599
Total	185,990	294,938
Not later than three months
Financial instruments and risk management
Accounts payable and accrued liabilities	147,205	283,428
Lease liability	23,124	11,510
Total	170,329	$ 294,938
Later than three months and not later than one year
Financial instruments and risk management
Lease liability	15,661
Total	$ 15,661